INSURANCE CONTRACTS - Components of Loss Reserves (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Case reserves	$ 40	$ 54
Incurred but not reported reserves	10	13
Discounting	(1)	(1)
Provision for adverse deviation	2	5
Total loss reserves	$ 51	$ 71	$ 144